Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	£ 1,709	£ 1,707
Master settlement agreement (U.S.)	1,520	1,788
Duty, excise and other taxes	2,893	2,994
Accrued charges and deferred income	2,725	2,608
FII GLO (note 10(b))	1,118	863
Social security and other taxation	34	46
Sundry payables	236	587
Trade and other payables	10,235	10,593
Current	9,550	9,700
Non-current	£ 685	£ 893